Loan Level Exception - Final Grades

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Edgar Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	RP1101098	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		3	3	[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX // Account Type: Savings / Account Number: XXXX [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).	Bank statement dated is from XX/XX/XXXX through XX/XX/XXXX is dated more than 90 days from Note date. Per guidelines, Most recent bank statement covering 60 days period. Note date is XX/XX/XXXX. A December XXXX bank statement would be available. Cash out proceeds are also being used for reserves, however, per guidelines - Proceeds from cash-out refinance can be used to meet minimum reserve requirements. Borrower must have at least 2 months PITIA reserve from their own fund on the subject property. Sunwest guidelines were used.		1											-	C	C	C	C	C						A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1102008		XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	2	[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XXXXX% exceeds Guideline loan to value percentage of XXXXX%.	Borrower received cash back at closing of approximately $XXX	BUYER - GENERAL COMMENT (XXXXX): Seer will accept this XXX point LTV exception. Please grade to level B and add following compensating factors: Borrower has solid credit with scores ranging from XXX to XXX, 3+ year private mortgage verification of 0x30, Subject property has been owned close to 10 years, borrower has 13+ year on job REVIEWER - WAIVED COMMENT (XXXXX): Client elects to waive the exception with verified compensating factors.	1									XXX representative FICO score > 650 guideline minimum - XX points above guideline minimum Borrower has been self-employed for over 13 years. Housing payment history clean for 36 months Ownership of subject property of 5 years or greater. Owned property for 10 years.		-	B	B	B	B	B						A	A	A	A	A	B	B	B	B	B